Document And Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Trading Symbol	snwv
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	To update financials.